ACCOUNTS PAYABLE, ACCRUED CHARGES AND PROVISIONS	12 Months Ended
Dec. 31, 2021
ACCOUNTS PAYABLE, ACCRUED CHARGES AND PROVISIONS
ACCOUNTS PAYABLE, ACCRUED CHARGES AND PROVISIONS

15.  ACCOUNTS PAYABLE, ACCRUED CHARGES AND PROVISIONS

	2021	2020
Trade and accruals	$448.2	$458.3
Salaries and employee benefits	67.8	82.7
Interest payable	42.7	52.4
Provisions and other	9.7	14.6
	$568.4	$608.0